Note 17 - Discontinued Operations Sold - Poland, Netherlands, Solis and Subsidiaries in Romania (Details Textual) $ in Thousands				1 Months Ended	12 Months Ended
	Oct. 03, 2024 USD ($)	Feb. 21, 2024 USD ($)	Jan. 19, 2024 USD ($)	Jul. 31, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 03, 2024 EUR (€)
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal					$ 15,513	$ 0
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down					$ 0	3,300
Assets in Netherlands [Member]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		$ (1,300)
Disposal Group, Costs Associated With Sale		500
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down							$ 11,800
Assets in Poland [Member]
Disposal Group, Number of Parks Sold				6
Disposal Group, Including Discontinued Operation, Consideration			$ 59,400
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal			3,400
Disposal Group, Costs Associated With Sale			$ 800
Assets in Netherlands [Member]
Disposal Group, Number of Parks Sold				1
Disposal Group, Including Discontinued Operation, Consideration		$ 7,100
Solis Bond Company DAC [Member]
Disposal Group, Including Discontinued Operation, Consideration | €								€ 1
Extinguishment of Debt, Amount	$ 112,000
Stockholders' Equity, Period Increase (Decrease)						$ 51,000
Disposal Group, Percentage of Group Revenues Accounted For						98.00%